USD ($)

Fund summary
Goal
Putnam Large Cap Growth Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Large Cap Growth Fund	Class A		Class C		Class R	Class R5	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Large Cap Growth Fund		Class A	Class C	Class R	Class R5	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):		0.17%	0.17%	0.17%	0.18%	0.08%	0.17%
Expenses (as a percentage of Assets)		0.92%	1.67%	1.17%	0.68%	0.58%	0.67%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 1000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.54%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Large Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	663	851	1,055	1,641
Class C	270	526	907	1,777	170	526	907	1,777
Class R	119	372	644	1,420
Class R5	69	218	379	847
Class R6	59	186	324	726
Class Y	68	214	373	835

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 32%.

32.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, we invest at least 80% of the fund’s net assets (plus the amount of any borrowings for investment purposes) in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those companies, industries or sectors. For example, the fund may invest a significant portion of its assets in companies in the information technology sector that may be significantly affected by technological obsolescence or innovation, short product cycles, falling prices and profits, competitive pressures and general market conditions.

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds” and other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
24.78%
Best calendar quarter
Jun. 30, 2020
28.41%
Worst calendar quarter
Jun. 30, 2022
(21.98%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Large Cap Growth Fund		1 Year	5 Years	10 Years
Class A		35.93%	16.98%	13.61%
Class A | After Taxes on Distributions		35.77%	15.68%	12.08%
Class A | After Taxes on Distributions and Sales		21.38%	13.56%	10.79%
Class C		42.13%	17.48%	13.60%
Class R		43.82%	18.07%	14.00%
Class R5		44.56%	18.67%	14.59%
Class R6		44.71%	18.79%	14.72%
Russell 3000 Index (no deduction for fees, expenses or taxes)	[1],[2]	25.96%	15.16%	11.48%
Russell 1000 Growth Index (no deduction for fees, expenses or taxes)	[1],[2]	42.68%	19.50%	14.86%
[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
[2]	The table above compares the fund’s returns to the performance of two indexes: (i) the Russell 3000 Index, a broad measure of market performance, and (ii) the Russell 1000 Growth Index, an additional index that the Investment Manager (as defined below) believes more closely reflects the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal
Putnam Research Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Research Fund	Class A		Class C		Class R	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Research Fund	Class A	Class C	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.22%	0.22%	0.22%	0.12%	0.22%
Expenses (as a percentage of Assets)	1.01%	1.76%	1.26%	0.66%	0.76%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Research Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	672	878	1,101	1,740
Class C	279	554	954	1,875	179	554	954	1,875
Class R	128	400	692	1,523
Class R6	67	211	368	822
Class Y	78	243	422	942

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 35%.

35.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
23.98%
Best calendar quarter
Jun. 30, 2020
21.41%
Worst calendar quarter
Mar. 31, 2020
(19.04%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Research Fund		1 Year	5 Years	10 Years
Class A		21.43%	14.72%	11.22%
Class A | After Taxes on Distributions		21.34%	13.23%	9.99%
Class A | After Taxes on Distributions and Sales		12.74%	11.49%	8.90%
Class C		26.84%	15.22%	11.21%
Class R		28.50%	15.80%	11.60%
Class R6	[1]	29.28%	16.52%	12.29%
Class Y		29.14%	16.38%	12.16%
Russell 3000® Index (no deduction for fees, expenses or taxes)	[2],[3]	25.96%	15.16%	11.48%
S&P 500 Index (no deduction for fees, expenses or taxes)	[3]	26.29%	15.69%	12.03%
[1]	Performance for class R6 shares prior to their inception (6/29/15) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
[3]	The table above compares the fund’s returns to the performance of two indexes: (i) the Russell 3000® Index, a broad measure of market performance, and (ii) the S&P 500 Index, an additional index that the Investment Manager (as defined below) believes more closely reflects the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.